OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
OTHER COMPREHENSIVE INCOME	OTHER COMPREHENSIVE INCOME
AOCI attributable to shareowners of The Coca-Cola Company is separately presented in our consolidated balance sheet as a component of The Coca-Cola Company’s shareowners’ equity, which also includes our proportionate share of equity method investees’ AOCI. OCI attributable to noncontrolling interests is allocated to, and included in, our consolidated balance sheet as part of the line item equity attributable to noncontrolling interests.
AOCI attributable to shareowners of The Coca-Cola Company consisted of the following, net of tax (in millions):

December 31,	2024	2023
Net foreign currency translation adjustments	$(15,610)	$(12,726)
Accumulated net gains (losses) on derivatives	116	(154)
Unrealized net gains (losses) on available-for-sale debt securities	(64)	(1)
Adjustments to pension and other postretirement benefit liabilities	(1,285)	(1,394)
Accumulated other comprehensive income (loss)	$(16,843)	$(14,275)
The following table summarizes the allocation of total comprehensive income between shareowners of The Coca-Cola Company and noncontrolling interests (in millions):

	Year Ended December 31, 2024
	Shareowners of The Coca-Cola Company	Noncontrolling Interests	Total
Consolidated net income	$10,631	$18	$10,649
Other comprehensive income:
Net foreign currency translation adjustments	(2,884)	(9)	(2,893)
Net gains (losses) on derivatives[1]	270	—	270
Net change in unrealized gains (losses) on available-for-sale debt securities[2]	(63)	—	(63)
Net change in pension and other postretirement benefit liabilities[3]	109	—	109
Total comprehensive income	$8,063	$9	$8,072
[1]Refer to Note 5 for additional information related to the net gains or losses on derivative instruments.
[2]Refer to Note 4 for additional information related to the net unrealized gains or losses on available-for-sale debt securities.
[3]Refer to Note 14 for additional information related to the Company’s pension and other postretirement benefit liabilities.
The following tables present OCI attributable to shareowners of The Coca-Cola Company, including our proportionate share of equity method investees’ OCI (in millions):

	Before-Tax Amount	Income Tax	After-Tax Amount
2024
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(2,427)	$263	$(2,164)
Reclassification adjustments recognized in net income	103	—	103
Gains (losses) on intra-entity transactions that are of a long-term investment nature	(1,455)	—	(1,455)
Gains (losses) on net investment hedges arising during the year[1]	844	(212)	632
Net foreign currency translation adjustments	$(2,935)	$51	$(2,884)
Derivatives:
Gains (losses) arising during the year	$405	$(98)	$307
Reclassification adjustments recognized in net income	(50)	13	(37)
Net gains (losses) on derivatives[1]	$355	$(85)	$270
Available-for-sale debt securities:
Unrealized gains (losses) arising during the year	$(93)	$31	$(62)
Reclassification adjustments recognized in net income	(2)	1	(1)
Net change in unrealized gains (losses) on available-for-sale debt securities[2]	$(95)	$32	$(63)
Pension and other postretirement benefit liabilities:
Net pension and other postretirement benefit liabilities arising during the year	$83	$(25)	$58
Reclassification adjustments recognized in net income	69	(18)	51
Net change in pension and other postretirement benefit liabilities[3]	$152	$(43)	$109
Other comprehensive income (loss) attributable to shareowners of The Coca-Cola Company	$(2,523)	$(45)	$(2,568)

2023
Foreign currency translation adjustments:
Translation adjustments arising during the year	$366	$(131)	$235
Reclassification adjustments recognized in net income	223	—	223
Gains (losses) on intra-entity transactions that are of a long-term investment nature	712	—	712
Gains (losses) on net investment hedges arising during the year[1]	(382)	95	(287)
Net foreign currency translation adjustments	$919	$(36)	$883
Derivatives:
Gains (losses) arising during the year	$(194)	$23	$(171)
Reclassification adjustments recognized in net income	(10)	3	(7)
Net gains (losses) on derivatives[1]	$(204)	$26	$(178)
Available-for-sale debt securities:
Unrealized gains (losses) arising during the year	$28	$(10)	$18
Reclassification adjustments recognized in net income	7	(1)	6
Net change in unrealized gains (losses) on available-for-sale debt securities[2]	$35	$(11)	$24
Pension and other postretirement benefit liabilities:
Net pension and other postretirement benefit liabilities arising during the year	$(314)	$80	$(234)
Reclassification adjustments recognized in net income	157	(32)	125
Net change in pension and other postretirement benefit liabilities[3]	$(157)	$48	$(109)
Other comprehensive income (loss) attributable to shareowners of The Coca-Cola Company	$593	$27	$620

	Before-Tax Amount	Income Tax	After-Tax Amount
2022
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(125)	$(226)	$(351)
Reclassification adjustments recognized in net income	200	—	200
Gains (losses) on intra-entity transactions that are of a long-term investment nature	(1,419)	—	(1,419)
Gains (losses) on net investment hedges arising during the year[1]	741	(185)	556
Net foreign currency translation adjustments	$(603)	$(411)	$(1,014)
Derivatives:
Gains (losses) arising during the year	$165	$(40)	$125
Reclassification adjustments recognized in net income	(161)	40	(121)
Net gains (losses) on derivatives[1]	$4	$—	$4
Available-for-sale debt securities:
Unrealized gains (losses) arising during the year	$(69)	$4	$(65)
Reclassification adjustments recognized in net income	131	(29)	102
Net change in unrealized gains (losses) on available-for-sale debt securities[2]	$62	$(25)	$37
Pension and other postretirement benefit liabilities:
Net pension and other postretirement benefit liabilities arising during the year	$420	$(90)	$330
Reclassification adjustments recognized in net income	104	(26)	78
Net change in pension and other postretirement benefit liabilities[3]	$524	$(116)	$408
Other comprehensive income (loss) attributable to shareowners of The Coca-Cola Company	$(13)	$(552)	$(565)
[1]Refer to Note 5 for additional information related to the net gains or losses on derivative instruments.
[2]Refer to Note 4 for additional information related to the net unrealized gains or losses on available-for-sale debt securities.
[3]Refer to Note 14 for additional information related to the Company’s pension and other postretirement benefit liabilities.
The following table presents the reclassifications from AOCI into income recorded during the year ended December 31, 2024 (in millions):

Description of AOCI Component	Financial Statement Line Item Impacted	Amount Reclassified from AOCI
Foreign currency translation adjustments:
Divestitures[1]	Other income (loss) — net	$103
	Income before income taxes	103
	Income taxes	—
	Consolidated net income	$103
Derivatives:
Foreign currency contracts	Net operating revenues	$(84)
Foreign currency and commodity contracts	Cost of goods sold	(17)
Foreign currency and interest rate contracts	Interest expense	6
Foreign currency contracts	Other income (loss) — net	45
	Income before income taxes	(50)
	Income taxes	13
	Consolidated net income	$(37)
Available-for-sale debt securities:
Sale of debt securities	Other income (loss) — net	$(2)
	Income before income taxes	(2)
	Income taxes	1
	Consolidated net income	$(1)
Pension and other postretirement benefit liabilities:
Divestitures[2]	Other income (loss) — net	$(6)
Settlement loss (gain)	Other income (loss) — net	(21)
Curtailment loss (gain)	Other income (loss) — net	(1)
Amortization of net actuarial loss (gain)	Other income (loss) — net	99
Amortization of prior service cost (credit)	Other income (loss) — net	(2)
	Income before income taxes	69
	Income taxes	(18)
	Consolidated net income	$51
[1] Related to the refranchising of our bottling operations in the Philippines and Bangladesh and the sale of our ownership interest in an equity method investee in Thailand. Refer to Note 2.
[2] Primarily related to the refranchising of our bottling operations in the Philippines and Bangladesh. Refer to Note 2.